LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.19%
DISH Network 3.38% exercise price $3.38, maturity date 8/15/26	1,275,000	$ 1,170,446
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	129,744	96,010
4.00% exercise price $4.00, maturity date 11/15/29	176,319	130,476
=Whiting Petroleum 1.25% exercise price $1.25, maturity date 4/1/21	461,000	0
Total Convertible Bonds (Cost $1,262,524)		1,396,932
CORPORATE BONDS–89.79%
Advertising–0.22%
Lamar Media 5.75% 2/1/26	180,000	185,850
National CineMedia 5.88% 4/15/28	490,000	409,150
Outfront Media Capital
5.00% 8/15/27	540,000	526,500
5.63% 2/15/24	500,000	506,250
		1,627,750
Aerospace & Defense–0.99%
Bombardier 7.50% 3/15/25	465,000	349,331
Howmet Aerospace
5.13% 10/1/24	105,000	110,644
5.90% 2/1/27	376,000	405,798
6.75% 1/15/28	1,400,000	1,540,000
6.88% 5/1/25	660,000	729,300
Spirit AeroSystems
5.50% 1/15/25	470,000	472,938
7.50% 4/15/25	920,000	931,500
TransDigm 6.25% 3/15/26	2,499,000	2,620,326
Triumph Group 8.88% 6/1/24	109,000	116,085
		7,275,922
Airlines–0.64%
Delta Air Lines
4.50% 10/20/25	725,000	744,031
4.75% 10/20/28	1,015,000	1,053,063
Mileage Plus Holdings / Mileage Plus Intellectual Property Assets 6.50% 6/20/27	1,747,500	1,819,584
Spirit Loyalty Cayman 8.00% 9/20/25	385,542	408,490
United Airlines Holdings 4.88% 1/15/25	772,000	663,920
		4,689,088
Apparel–0.07%
William Carter 5.63% 3/15/27	505,000	527,094
		527,094
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–1.99%
Allison Transmission
5.00% 10/1/24	240,000	$ 242,414
5.88% 6/1/29	95,000	102,743
Ford Motor
8.50% 4/21/23	656,000	715,040
9.00% 4/22/25	656,000	752,111
9.63% 4/22/30	814,000	1,051,077
Ford Motor Credit
2.98% 8/3/22	200,000	197,348
3.22% 1/9/22	600,000	599,220
3.37% 11/17/23	630,000	620,550
4.13% 8/4/25	450,000	445,687
4.13% 8/17/27	1,025,000	996,812
4.27% 1/9/27	1,230,000	1,206,753
4.39% 1/8/26	375,000	370,721
4.54% 8/1/26	3,515,000	3,501,397
4.69% 6/9/25	200,000	202,480
5.13% 6/16/25	570,000	587,813
General Motors
6.13% 10/1/25	572,000	664,333
6.80% 10/1/27	572,000	695,136
=General Motors Escrow
7.40% 9/1/49	325,000	0
8.80% 3/1/49	425,000	0
=General Motors Escrow 7.70% 4/15/16	400,000	0
JB Poindexter 7.13% 4/15/26	765,000	811,191
PM General Purchaser 9.50% 10/1/28	763,000	791,384
		14,554,210
Auto Parts & Equipment–2.67%
Adient
7.00% 5/15/26	1,645,000	1,761,770
9.00% 4/15/25	468,000	515,970
Adient Global Holdings 4.88% 8/15/26	920,000	876,300
Allison Transmission 4.75% 10/1/27	1,579,000	1,624,396
American Axle & Manufacturing
6.25% 4/1/25	1,461,000	1,445,952
6.25% 3/15/26	959,000	928,120
6.50% 4/1/27	1,776,000	1,718,280
6.88% 7/1/28	510,000	494,700
Clarios Global 6.75% 5/15/25	1,040,000	1,094,600
Clarios Global / Clarios Finance 6.25% 5/15/26	450,000	471,848
Cooper-Standard Automotive
5.63% 11/15/26	2,560,000	1,792,000
13.00% 6/1/24	1,055,000	1,128,850
Dana
5.38% 11/15/27	980,000	1,004,500
5.63% 6/15/28	239,000	246,768
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Delphi Technologies 5.00% 10/1/25	2,020,000	$ 2,307,850
Goodyear Tire & Rubber 5.13% 11/15/23	885,000	882,787
Tenneco
5.00% 7/15/26	975,000	721,500
5.38% 12/15/24	685,000	524,963
		19,541,154
Banks–1.46%
μBank of America
6.10% 12/29/49	1,396,000	1,519,699
6.25% 9/29/49	845,000	905,206
μBarclays
7.75% 9/15/23	527,000	544,549
8.00% 6/15/24	996,000	1,060,740
Barclays Bank 7.63% 11/21/22	1,290,000	1,418,838
μCitigroup
5.95% 12/29/49	370,000	387,575
6.25% 12/29/49	1,070,000	1,188,449
μCredit Agricole 8.13% 12/29/49	494,000	580,450
Natwest Group
5.13% 5/28/24	1,110,000	1,218,520
μ8.63% 12/29/49	335,000	343,375
μSociete Generale 7.38% 9/13/21	1,465,000	1,501,625
		10,669,026
Biotechnology–0.15%
Advanz Pharma 8.00% 9/6/24	863,000	845,740
Emergent BioSolutions 3.88% 8/15/28	217,000	217,853
		1,063,593
Building Materials–1.02%
Boise Cascade 4.88% 7/1/30	190,000	203,775
Forterra Finance / FRTA Finance 6.50% 7/15/25	575,000	607,516
Griffon 5.75% 3/1/28	1,410,000	1,471,800
JELD-WEN
4.88% 12/15/27	1,200,000	1,224,060
6.25% 5/15/25	520,000	553,800
PGT Innovations 6.75% 8/1/26	780,000	830,700
Standard Industries
3.38% 1/15/31	415,000	409,603
4.75% 1/15/28	840,000	871,500
5.00% 2/15/27	445,000	462,800
Summit Materials 5.13% 6/1/25	400,000	405,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Summit Materials / Summit Materials Finance 5.25% 1/15/29	379,000	$ 394,634
		7,435,688
Chemicals–1.93%
Axalta Coating Systems / Axalta Coating Systems Dutch Holding 4.75% 6/15/27	321,000	329,828
Chemours
5.38% 5/15/27	100,000	99,500
6.63% 5/15/23	265,000	268,179
7.00% 5/15/25	1,816,000	1,825,080
CVR Partners 9.25% 6/15/23	3,591,000	3,311,943
Element Solutions 3.88% 9/1/28	274,000	268,863
GCP Applied Technologies 5.50% 4/15/26	300,000	306,000
Hexion 7.88% 7/15/27	995,000	997,308
INEOS Group Holdings 5.63% 8/1/24	200,000	202,042
Nouryon Holding 8.00% 10/1/26	520,000	550,410
NOVA Chemicals
4.88% 6/1/24	1,416,000	1,405,840
5.00% 5/1/25	303,000	295,425
5.25% 6/1/27	826,000	777,472
Trinseo Materials Operating SCA 5.38% 9/1/25	2,072,000	2,061,640
Valvoline 4.25% 2/15/30	570,000	581,400
Venator Finance Sarl / Venator Materials 9.50% 7/1/25	815,000	863,900
		14,144,830
Coal–0.05%
Peabody Energy
6.00% 3/31/22	519,000	301,020
6.38% 3/31/25	225,000	90,000
		391,020
Commercial Services–4.40%
ADT Security 4.88% 7/15/32	1,365,000	1,378,650
Ahern Rentals 7.38% 5/15/23	1,770,000	938,100
Allied Universal Holdco
6.63% 7/15/26	374,000	398,310
9.75% 7/15/27	373,000	405,272
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,550,725
5.75% 7/15/27	897,000	809,040
6.38% 4/1/24	1,035,000	983,560
Avis Budget Car Rental / Avis Budget Finance 10.50% 5/15/25	1,615,000	1,841,100

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Brink's 4.63% 10/15/27	2,313,000	$ 2,309,415
Gartner
3.75% 10/1/30	385,000	389,447
4.50% 7/1/28	160,000	167,632
Herc Holdings 5.50% 7/15/27	1,562,000	1,616,123
‡Hertz
5.50% 10/15/24	656,000	295,200
6.00% 1/15/28	2,613,000	1,182,382
7.13% 8/1/26	805,000	362,250
7.63% 6/1/22	254,000	233,680
Jaguar Holding / PPD Development
4.63% 6/15/25	309,000	318,270
5.00% 6/15/28	310,000	323,563
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,856,450
Nielsen Finance 5.00% 4/15/22	636,000	637,590
Prime Security Services Borrower
3.38% 8/31/27	726,000	697,868
5.25% 4/15/24	947,000	991,982
5.75% 4/15/26	400,000	427,752
Refinitiv Holdings
6.25% 5/15/26	761,000	812,368
8.25% 11/15/26	758,000	830,958
Sabre GLBL
5.25% 11/15/23	100,000	97,750
7.38% 9/1/25	1,170,000	1,181,700
9.25% 4/15/25	583,000	641,632
Service International
3.38% 8/15/30	556,000	556,695
4.63% 12/15/27	75,000	79,439
5.13% 6/1/29	335,000	371,224
8.00% 11/15/21	370,000	393,125
Team Health Holdings 6.38% 2/1/25	1,027,000	703,495
United Rentals North America
3.88% 2/15/31	807,000	819,105
4.63% 10/15/25	1,030,000	1,053,175
5.25% 1/15/30	2,310,000	2,520,787
5.50% 5/15/27	490,000	521,238
5.88% 9/15/26	443,000	466,811
		32,163,863
Computers–1.48%
Booz Allen Hamilton 3.88% 9/1/28	741,000	760,674
Dell International
5.85% 7/15/25	140,000	163,356
5.88% 6/15/21	374,000	374,714
6.10% 7/15/27	280,000	330,531
6.20% 7/15/30	280,000	335,737
7.13% 6/15/24	2,225,000	2,314,667
Diebold Nixdorf 9.38% 7/15/25	155,000	163,525
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Exela Intermediate 10.00% 7/15/23	2,800,000	$ 854,000
MTS Systems 5.75% 8/15/27	773,000	761,173
NCR
5.00% 10/1/28	486,000	485,393
5.75% 9/1/27	2,054,000	2,147,436
6.13% 9/1/29	785,000	829,447
8.13% 4/15/25	425,000	469,731
Presidio Holdings 4.88% 2/1/27	505,000	511,792
Science Applications International 4.88% 4/1/28	285,000	289,358
		10,791,534
Cosmetics & Personal Care–0.10%
Edgewell Personal Care 5.50% 6/1/28	720,000	757,606
		757,606
Distribution/Wholesale–0.53%
H&E Equipment Services 5.63% 9/1/25	735,000	766,237
Performance Food Group
5.50% 10/15/27	624,000	642,720
6.88% 5/1/25	160,000	170,400
Wolverine Escrow
9.00% 11/15/26	2,105,000	1,736,625
13.13% 11/15/27	770,000	539,000
		3,854,982
Diversified Financial Services–2.44%
Ally Financial 5.75% 11/20/25	1,854,000	2,081,260
Curo Group Holdings 8.25% 9/1/25	2,307,000	1,932,112
@Global Aircraft Leasing 6.50% 9/15/24	1,041,431	580,598
•ILFC E-Capital Trust I 2.98% 12/21/65	640,000	326,400
•ILFC E-Capital Trust II 3.23% 12/21/65	2,651,000	1,438,168
LPL Holdings 5.75% 9/15/25	1,518,000	1,572,929
Nationstar Mortgage Holdings
5.50% 8/15/28	644,000	643,195
9.13% 7/15/26	1,465,000	1,571,212
OneMain Finance
6.13% 5/15/22	740,000	767,750
6.13% 3/15/24	785,000	822,288
6.63% 1/15/28	410,000	455,018
7.13% 3/15/26	597,000	666,968
Park Aerospace Holdings 5.50% 2/15/24	1,000,000	1,006,250
Quicken Loans
3.63% 3/1/29	286,000	283,498
3.88% 3/1/31	286,000	282,425

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Quicken Loans (continued)
5.25% 1/15/28	1,843,000	$ 1,941,895
5.75% 5/1/25	1,455,000	1,497,923
		17,869,889
Electric–1.00%
Calpine
4.63% 2/1/29	446,000	445,443
5.00% 2/1/31	557,000	567,750
Clearway Energy Operating
5.00% 9/15/26	682,000	709,280
5.75% 10/15/25	485,000	510,462
NextEra Energy Operating Partners 4.25% 9/15/24	983,000	1,024,777
NRG Energy
5.25% 6/15/29	425,000	462,187
6.63% 1/15/27	1,847,000	1,953,202
PG&E
5.00% 7/1/28	803,000	778,910
5.25% 7/1/30	199,000	192,533
Pike 5.50% 9/1/28	641,000	644,968
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	4,673
=Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	3,128
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	19
		7,297,332
Electrical Components & Equipment–1.25%
Energizer Holdings
4.38% 3/31/29	1,636,000	1,652,360
4.75% 6/15/28	1,097,000	1,135,285
6.38% 7/15/26	2,276,000	2,447,155
7.75% 1/15/27	575,000	628,187
WESCO Distribution
5.38% 6/15/24	733,000	752,241
7.13% 6/15/25	1,152,000	1,254,874
7.25% 6/15/28	1,152,000	1,262,218
		9,132,320
Electronics–0.25%
Sensata Technologies 3.75% 2/15/31	346,000	343,838
Sensata Technologies
4.88% 10/15/23	435,000	458,925
5.00% 10/1/25	391,000	420,325
5.63% 11/1/24	531,000	576,135
		1,799,223
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy-Alternate Sources–0.14%
TerraForm Power Operating 5.00% 1/31/28	941,000	$ 1,030,089
		1,030,089
Engineering & Construction–0.24%
MasTec 4.50% 8/15/28	1,440,000	1,454,400
Weekley Homes 4.88% 9/15/28	271,000	273,710
		1,728,110
Entertainment–2.71%
AMC Entertainment Holdings
10.50% 4/24/26	449,000	323,280
@12.00% 6/15/26	1,201,000	336,280
Boyne USA 7.25% 5/1/25	1,482,000	1,548,690
CCM Merger 6.00% 3/15/22	684,000	674,274
Cedar Fair
5.25% 7/15/29	205,000	194,623
5.38% 4/15/27	67,000	66,665
5.50% 5/1/25	590,000	606,225
Cinemark 8.75% 5/1/25	407,000	431,420
Cinemark USA 4.88% 6/1/23	853,000	729,315
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,853,000	1,704,760
Enterprise Development Authority 12.00% 7/15/24	1,008,000	1,123,920
Gateway Casinos & Entertainment 8.25% 3/1/24	1,920,000	1,622,400
International Game Technology
5.25% 1/15/29	376,000	380,230
6.25% 1/15/27	200,000	214,256
6.50% 2/15/25	1,439,000	1,534,981
Live Nation Entertainment
4.75% 10/15/27	1,090,000	1,020,850
4.88% 11/1/24	285,000	275,738
5.63% 3/15/26	677,000	653,305
6.50% 5/15/27	750,000	809,430
Six Flags Entertainment
4.88% 7/31/24	1,295,000	1,218,206
5.50% 4/15/27	866,000	821,228
Six Flags Theme Parks 7.00% 7/1/25	562,000	597,828
Stars Group Holdings 7.00% 7/15/26	743,000	789,437
Vail Resorts 6.25% 5/15/25	459,000	487,114
WMG Acquisition 3.00% 2/15/31	617,000	599,878
Wynn Resorts Finance 5.13% 10/1/29	1,064,000	1,032,080
		19,796,413

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.11%
GFL Environmental 3.75% 8/1/25	686,000	$ 684,285
Harsco 5.75% 7/31/27	156,000	158,145
		842,430
Food–2.44%
B&G Foods 5.25% 4/1/25	1,724,000	1,771,410
Dole Food 7.25% 6/15/25	1,510,000	1,502,450
JBS USA Finance 5.75% 6/15/25	1,501,000	1,547,231
Lamb Weston Holdings
4.88% 11/1/26	1,110,000	1,157,175
4.88% 5/15/28	448,000	483,840
New Albertsons
3.25% 3/15/26	699,000	693,632
3.50% 2/15/23	430,000	437,203
3.50% 3/15/29	695,000	674,584
4.63% 1/15/27	865,000	885,059
5.75% 3/15/25	1,504,000	1,551,451
6.63% 6/1/28	569,000	614,520
7.45% 8/1/29	154,000	174,020
7.50% 3/15/26	1,361,000	1,493,072
7.75% 6/15/26	672,000	739,200
8.00% 5/1/31	834,000	967,440
Post Holdings
5.00% 8/15/26	2,842,000	2,913,050
5.75% 3/1/27	100,000	105,125
TreeHouse Foods 4.00% 9/1/28	132,000	133,502
		17,843,964
Food Service–0.25%
Aramark Services 5.00% 2/1/28	1,790,000	1,803,425
		1,803,425
Gas–0.25%
AmeriGas Partners
5.50% 5/20/25	680,000	730,184
5.63% 5/20/24	291,000	307,846
5.75% 5/20/27	520,000	569,400
5.88% 8/20/26	220,000	241,831
		1,849,261
Health Care Products–0.57%
Avantor 6.00% 10/1/24	700,000	731,500
Avantor Funding 4.63% 7/15/28	976,000	1,012,600
Hill-Rom Holdings 5.00% 2/15/25	758,000	782,635
Hologic
3.25% 2/15/29	849,000	854,306
4.38% 10/15/25	802,000	820,045
		4,201,086
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–8.18%
Acadia Healthcare
5.00% 4/15/29	457,000	$ 460,999
5.63% 2/15/23	290,000	291,813
6.50% 3/1/24	1,098,000	1,126,822
Catalent Pharma Solutions
4.88% 1/15/26	1,073,000	1,094,460
5.00% 7/15/27	142,000	147,680
Centene
3.00% 10/15/30	848,000	863,900
4.25% 12/15/27	2,226,000	2,329,353
4.63% 12/15/29	2,657,000	2,866,000
4.75% 5/15/22	486,000	492,075
5.25% 4/1/25	1,545,000	1,605,641
5.38% 6/1/26	461,000	486,572
Community Health Systems
6.25% 3/31/23	1,393,000	1,361,657
8.00% 3/15/26	398,000	390,791
8.63% 1/15/24	1,456,000	1,448,720
DaVita 3.75% 2/15/31	1,711,000	1,648,634
Encompass Health
4.50% 2/1/28	2,230,000	2,241,150
4.63% 4/1/31	474,000	483,480
5.75% 11/1/24	574,000	574,861
Envision Healthcare 8.75% 10/15/26	716,000	329,360
Global Medical Response 6.50% 10/1/25	940,000	933,044
HCA
3.50% 9/1/30	1,665,000	1,695,322
5.38% 2/1/25	3,701,000	4,052,595
5.38% 9/1/26	3,665,000	4,049,825
5.63% 9/1/28	160,000	183,032
5.88% 5/1/23	2,509,000	2,731,159
5.88% 2/15/26	6,669,000	7,469,280
IQVIA
5.00% 10/15/26	923,000	964,535
5.00% 5/15/27	1,259,000	1,320,150
@Polaris Intermediate PIK 8.50% 12/1/22	1,089,000	1,108,057
Radiology Partners 9.25% 2/1/28	825,000	858,000
Tenet Healthcare
4.63% 7/15/24	2,870,000	2,877,175
4.63% 9/1/24	326,000	328,647
4.63% 6/15/28	220,000	221,854
4.88% 1/1/26	3,777,000	3,833,655
5.13% 5/1/25	1,251,000	1,252,251
5.13% 11/1/27	1,325,000	1,362,895
6.25% 2/1/27	3,610,000	3,726,278
7.50% 4/1/25	568,000	612,020
		59,823,742

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.43%
Tempur Sealy International
5.50% 6/15/26	822,000	$ 853,195
5.63% 10/15/23	2,260,000	2,283,074
		3,136,269
Household Products Wares–1.06%
ACCO Brands 5.25% 12/15/24	1,766,001	1,807,943
Central Garden & Pet 5.13% 2/1/28	1,200,000	1,260,000
Prestige Brands 5.13% 1/15/28	375,000	387,187
Spectrum Brands
5.00% 10/1/29	194,000	201,275
5.50% 7/15/30	840,000	886,200
5.75% 7/15/25	1,718,000	1,771,258
6.13% 12/15/24	1,384,000	1,422,060
		7,735,923
Housewares–0.38%
CD&R Smokey Buyer 6.75% 7/15/25	199,000	209,945
Newell Brands
4.70% 4/1/26	1,463,000	1,559,222
4.88% 6/1/25	395,000	426,106
5.88% 4/1/36	250,000	287,505
Scotts Miracle-Gro 4.50% 10/15/29	274,000	290,269
		2,773,047
Internet–1.28%
Expedia Group
6.25% 5/1/25	577,000	635,831
7.00% 5/1/25	346,000	374,196
=πMYT Holding 7.50% 9/15/25	865,194	865,194
Netflix
4.88% 4/15/28	1,740,000	1,944,450
4.88% 6/15/30	1,360,000	1,550,400
5.38% 11/15/29	1,105,000	1,302,408
5.88% 11/15/28	648,000	773,197
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	1,816,506
TripAdvisor 7.00% 7/15/25	68,000	70,890
		9,333,072
Iron & Steel–0.38%
Allegheny Technologies 5.88% 12/1/27	565,000	542,937
Big River Steel / BRS Finance 6.63% 1/31/29	873,000	882,734
Carpenter Technology 6.38% 7/15/28	573,000	599,513
United States Steel 12.00% 6/1/25	685,000	729,175
		2,754,359
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.66%
Carnival
10.50% 2/1/26	289,000	$ 320,067
11.50% 4/1/23	567,000	635,596
Constellation Merger Sub 8.50% 9/15/25	1,147,000	952,010
Royal Caribbean Cruises
9.13% 6/15/23	179,000	189,740
10.88% 6/1/23	524,000	586,183
11.50% 6/1/25	1,519,000	1,765,456
Vista Outdoor 5.88% 10/1/23	405,000	406,012
		4,855,064
Lodging–2.32%
Boyd Gaming
6.00% 8/15/26	291,000	300,094
6.38% 4/1/26	805,000	838,158
Hilton Domestic Operating
4.88% 1/15/30	722,000	743,660
5.13% 5/1/26	375,000	384,844
5.38% 5/1/25	236,000	245,152
5.75% 5/1/28	354,000	374,355
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	874,575
Hilton Worldwide Finance
4.63% 4/1/25	450,000	452,250
4.88% 4/1/27	858,000	871,664
Hyatt Hotels
5.38% 4/23/25	280,000	301,378
5.75% 4/23/30	280,000	321,319
Marriott International
4.63% 6/15/30	416,000	445,161
5.75% 5/1/25	365,000	406,971
Marriott Ownership Resorts
4.75% 1/15/28	45,000	42,637
6.13% 9/15/25	784,000	818,520
6.50% 9/15/26	1,627,000	1,670,473
MGM Resorts International
4.63% 9/1/26	1,102,000	1,096,490
5.50% 4/15/27	1,416,000	1,479,720
5.75% 6/15/25	430,000	450,984
6.00% 3/15/23	1,255,000	1,301,943
Station Casinos
4.50% 2/15/28	1,460,000	1,350,500
5.00% 10/1/25	1,187,000	1,167,474
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,049,280
		16,987,602
Machinery Construction & Mining–0.37%
BWX Technologies
4.13% 6/30/28	581,000	594,073
5.38% 7/15/26	850,000	882,937
Terex 5.63% 2/1/25	1,280,000	1,267,200
		2,744,210

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.24%
RBS Global 4.88% 12/15/25	765,000	$ 775,519
SPX FLOW 5.88% 8/15/26	632,000	657,280
Vertical Holdco Gmbh 7.63% 7/15/28	280,000	295,925
		1,728,724
Media–10.73%
Altice Financing 7.50% 5/15/26	1,950,000	2,064,133
CCO Holdings
4.25% 2/1/31	2,019,000	2,091,485
4.75% 3/1/30	5,436,000	5,755,365
5.00% 2/1/28	1,019,000	1,071,224
5.13% 5/1/27	4,515,000	4,750,773
5.38% 5/1/25	670,000	689,263
5.38% 6/1/29	728,000	788,970
5.50% 5/1/26	1,470,000	1,532,475
5.75% 2/15/26	4,939,000	5,136,560
Clear Channel Worldwide Holdings
5.13% 8/15/27	1,887,000	1,811,992
9.25% 2/15/24	4,665,000	4,522,251
CSC Holdings
5.38% 2/1/28	800,000	845,000
5.50% 5/15/26	2,059,000	2,141,360
5.88% 9/15/22	735,000	777,263
6.50% 2/1/29	1,965,000	2,190,975
6.75% 11/15/21	433,000	453,533
7.50% 4/1/28	615,000	679,409
Cumulus Media New Holdings 6.75% 7/1/26	277,000	256,604
Diamond Sports Group 5.38% 8/15/26	1,315,000	930,363
DISH DBS
5.00% 3/15/23	558,000	569,160
5.88% 11/15/24	4,908,000	5,054,185
6.75% 6/1/21	3,017,000	3,092,425
7.75% 7/1/26	5,468,000	6,011,300
Entercom Media
6.50% 5/1/27	761,000	662,070
7.25% 11/1/24	1,105,000	922,675
GCI
4.75% 10/15/28	957,000	968,972
6.88% 4/15/25	1,440,000	1,484,496
Gray Television
5.88% 7/15/26	718,000	744,925
7.00% 5/15/27	112,000	121,423
iHeartCommunications
5.25% 8/15/27	578,000	563,550
6.38% 5/1/26	797,062	830,359
8.38% 5/1/27	2,920,299	2,876,495
Liberty Interactive 8.25% 2/1/30	352,000	380,614
Meredith 6.88% 2/1/26	1,765,000	1,473,775
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Midcontinent Communications 5.38% 8/15/27	531,000	$ 545,603
Nexstar Broadcasting
4.75% 11/1/28	900,000	918,000
5.63% 7/15/27	1,811,000	1,899,648
Sinclair Television Group
5.63% 8/1/24	910,000	905,450
5.88% 3/15/26	84,000	82,740
Sirius XM Radio
4.63% 7/15/24	250,000	258,594
5.00% 8/1/27	1,636,000	1,708,917
5.38% 7/15/26	970,000	1,009,479
TEGNA
4.75% 3/15/26	232,000	237,063
5.50% 9/15/24	340,000	346,263
UPC Holding 5.50% 1/15/28	160,000	165,200
μViacomCBS
5.88% 2/28/57	887,000	902,593
6.25% 2/28/57	1,145,000	1,256,637
Videotron
5.13% 4/15/27	1,383,000	1,454,916
5.38% 6/15/24	798,000	869,820
Virgin Media Secured Finance
5.50% 8/15/26	1,130,000	1,178,025
5.50% 5/15/29	456,000	489,493
		78,473,863
Metal Fabricate & Hardware–0.20%
Advanced Drainage Systems 5.00% 9/30/27	290,000	303,050
Hillman Group 6.38% 7/15/22	1,210,000	1,182,775
		1,485,825
Mining–1.38%
Alcoa Nederland Holding
5.50% 12/15/27	389,000	405,416
6.75% 9/30/24	2,110,000	2,175,937
7.00% 9/30/26	500,000	523,750
Arconic
6.00% 5/15/25	912,000	973,948
6.13% 2/15/28	565,000	580,184
Constellium
5.75% 5/15/24	250,000	254,375
6.63% 3/1/25	909,000	930,021
Freeport-McMoRan
4.13% 3/1/28	1,140,000	1,154,250
4.38% 8/1/28	693,000	716,531
5.40% 11/14/34	150,000	165,938
Hudbay Minerals 7.25% 1/15/23	575,000	585,810
Novelis
4.75% 1/30/30	890,000	868,613

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis (continued)
5.88% 9/30/26	750,000	$ 770,625
		10,105,398
Miscellaneous Manufacturing–0.15%
Bombardier 7.50% 12/1/24	1,457,000	1,118,240
		1,118,240
Office Business Equipment–0.28%
CDW
3.25% 2/15/29	539,000	536,979
4.25% 4/1/28	1,000,000	1,035,000
5.50% 12/1/24	435,000	476,325
		2,048,304
Oil & Gas–4.20%
Antero Resources
5.13% 12/1/22	676,000	550,940
5.63% 6/1/23	204,000	147,900
Apache
4.63% 11/15/25	146,000	139,156
4.88% 11/15/27	146,000	137,970
Baytex Energy 8.75% 4/1/27	1,290,000	582,113
Callon Petroleum
6.13% 10/1/24	385,000	109,725
6.25% 4/15/23	1,430,000	457,600
6.38% 7/1/26	228,000	55,860
Cenovus Energy 5.38% 7/15/25	959,000	922,796
‡Chesapeake Energy 11.50% 1/1/25	1,235,000	166,725
Comstock Resources
7.50% 5/15/25	1,356,000	1,288,200
9.75% 8/15/26	1,231,000	1,262,021
Endeavor Energy Resources / EER Finance 6.63% 7/15/25	481,000	494,228
‡EP Energy
7.75% 5/15/26	2,830,000	619,063
8.00% 11/29/24	812,000	1,015
8.00% 2/15/25	319,000	32
9.38% 5/1/24	1,117,000	112
EQT
3.90% 10/1/27	465,000	423,731
7.88% 2/1/25	350,000	387,958
Gulfport Energy
6.00% 10/15/24	1,110,000	688,200
6.38% 5/15/25	196,000	119,560
6.38% 1/15/26	1,155,000	710,325
Hilcorp Energy I
5.00% 12/1/24	775,000	703,312
5.75% 10/1/25	150,000	135,750
6.25% 11/1/28	767,000	697,970
Jagged Peak Energy 5.88% 5/1/26	875,000	870,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
MEG Energy
6.50% 1/15/25	408,000	$ 400,215
7.00% 3/31/24	103,000	95,790
7.13% 2/1/27	1,142,000	1,024,180
Nabors Industries 7.25% 1/15/26	515,000	253,638
‡Oasis Petroleum
6.25% 5/1/26	2,252,000	532,035
6.88% 3/15/22	417,000	97,734
Occidental Petroleum
2.70% 8/15/22	192,000	179,399
5.88% 9/1/25	479,000	438,984
6.38% 9/1/28	479,000	443,410
6.63% 9/1/30	479,000	441,878
8.00% 7/15/25	849,000	854,289
8.50% 7/15/27	919,000	926,085
8.88% 7/15/30	1,069,000	1,101,070
Parsley Energy
4.13% 2/15/28	330,000	310,200
5.63% 10/15/27	374,000	372,130
PBF Holding
6.00% 2/15/28	685,000	459,669
9.25% 5/15/25	350,000	358,757
Precision Drilling
5.25% 11/15/24	115,000	77,050
7.13% 1/15/26	789,000	507,469
QEP Resources
5.25% 5/1/23	494,000	359,385
5.38% 10/1/22	428,000	350,960
5.63% 3/1/26	618,000	350,715
Range Resources 9.25% 2/1/26	1,470,000	1,510,425
Shelf Drilling Holdings 8.25% 2/15/25	2,192,000	865,840
SM Energy
6.63% 1/15/27	616,000	273,621
6.75% 9/15/26	379,000	168,655
Southwestern Energy 8.38% 9/15/28	1,400,000	1,375,654
Transocean 11.50% 1/30/27	1,073,000	429,200
Transocean Pontus 6.13% 8/1/25	1,550,640	1,387,823
W&T Offshore 9.75% 11/1/23	1,756,000	1,209,287
WPX Energy 5.88% 6/15/28	1,812,000	1,893,540
		30,721,974
Oil & Gas Services–0.13%
Archrock Partners 6.88% 4/1/27	192,000	184,360
Oceaneering International 6.00% 2/1/28	550,000	344,025
@Telford Offshore 12.00% 12/31/99	572,307	131,631

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Transocean Proteus 6.25% 12/1/24	300,300	$ 266,141
		926,157
Packaging & Containers–2.00%
Ardagh Packaging Finance
5.25% 8/15/27	1,618,000	1,648,742
6.00% 2/15/25	506,000	525,380
Ardagh Packaging Finance / Ardagh Holdings 5.25% 8/15/27	1,121,000	1,142,299
Berry Global 4.88% 7/15/26	750,000	786,562
GPC Merger Sub 7.13% 8/15/28	268,000	279,055
Greif 6.50% 3/1/27	697,000	722,078
LABL Escrow Issuer 6.75% 7/15/26	2,010,000	2,120,550
Mauser Packaging Solutions Holding
5.50% 4/15/24	2,437,000	2,445,627
7.25% 4/15/25	1,660,000	1,562,475
Owens-Brockway Glass Container
6.38% 8/15/25	460,000	501,400
6.63% 5/13/27	949,000	1,027,886
Reynolds Group Issue 4.00% 10/15/27	848,000	853,469
Trivium Packaging Finance
5.50% 8/15/26	488,000	505,312
8.50% 8/15/27	445,000	479,810
		14,600,645
Pharmaceuticals–2.99%
Bausch Health
5.00% 1/30/28	716,000	695,415
5.25% 1/30/30	720,000	709,387
5.50% 11/1/25	2,732,000	2,796,885
5.75% 8/15/27	453,000	480,746
5.88% 5/15/23	91,000	90,545
6.13% 4/15/25	2,435,000	2,492,831
7.00% 3/15/24	1,180,000	1,221,300
7.00% 1/15/28	715,000	756,113
7.25% 5/30/29	787,000	847,009
9.00% 12/15/25	2,405,000	2,616,159
Bausch Health Americas
8.50% 1/31/27	3,058,000	3,359,978
9.25% 4/1/26	2,052,000	2,257,200
Endo Dac / Endo Finance / Endo Finco
5.88% 10/15/24	580,000	579,420
6.00% 6/30/28	1,103,000	810,705
9.50% 7/31/27	803,000	839,135
Mallinckrodt International Finance
5.50% 4/15/25	870,000	217,500
5.63% 10/15/23	500,000	125,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance / Mallinckrodt 5.75% 8/1/22	470,000	$ 124,550
Par Pharmaceutical 7.50% 4/1/27	818,000	857,002
		21,876,880
Pipelines–4.60%
Antero Midstream Partners
5.38% 9/15/24	420,000	359,100
5.75% 3/1/27	345,000	285,488
5.75% 1/15/28	1,092,000	898,170
Blue Racer Midstream / Blue Racer Finance 6.13% 11/15/22	2,170,000	2,116,943
Buckeye Partners
4.13% 3/1/25	720,000	687,600
4.13% 12/1/27	190,000	180,025
4.50% 3/1/28	720,000	693,900
Cheniere Energy 4.63% 10/15/28	1,635,000	1,677,919
Cheniere Energy Partners
5.25% 10/1/25	534,000	546,282
5.63% 10/1/26	553,000	575,120
Crestwood Midstream Partners
5.63% 5/1/27	490,000	437,702
5.75% 4/1/25	1,380,000	1,255,800
6.25% 4/1/23	494,000	482,939
DCP Midstream Operating 5.63% 7/15/27	535,000	547,305
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,070,314
4.75% 9/30/21	68,000	68,425
4.95% 4/1/22	270,000	271,350
5.38% 7/15/25	355,000	366,033
6.75% 9/15/37	735,000	705,600
Delek Logistics Partners 6.75% 5/15/25	1,615,000	1,465,612
EnLink Midstream Partners
4.15% 6/1/25	656,000	564,836
4.40% 4/1/24	522,000	470,181
4.85% 7/15/26	312,000	269,914
μ6.00% 12/15/22	1,200,000	480,000
EQM Midstream Partners
4.75% 7/15/23	190,000	189,763
6.00% 7/1/25	944,000	973,500
6.50% 7/1/27	465,000	492,909
Genesis Energy
6.00% 5/15/23	500,000	453,750
6.25% 5/15/26	914,000	761,097
6.50% 10/1/25	80,000	68,600
7.75% 2/1/28	796,000	691,605
Global Partners 7.00% 8/1/27	443,000	451,475

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Holly Energy Partners / Holly Energy Finance 5.00% 2/1/28	635,000	$ 622,300
Martin Midstream Partners / Martin Midstream Finance 10.00% 2/29/24	297,415	308,568
NuStar Logistics
5.63% 4/28/27	925,000	913,609
5.75% 10/1/25	429,000	443,071
6.38% 10/1/30	429,000	445,088
PBF Logistics 6.88% 5/15/23	531,000	499,140
μPlains All American Pipeline 6.13% 11/15/22	390,000	247,416
Summit Midstream Holdings
5.50% 8/15/22	317,000	221,900
5.75% 4/15/25	709,000	404,715
Tallgrass Energy Partners
5.50% 9/15/24	905,000	850,700
6.00% 3/1/27	100,000	91,500
7.50% 10/1/25	1,263,000	1,268,115
Targa Resources Partners
4.25% 11/15/23	2,040,000	2,019,600
4.88% 2/1/31	792,000	766,993
5.00% 1/15/28	100,000	97,500
5.13% 2/1/25	1,562,000	1,558,095
5.25% 5/1/23	1,120,000	1,117,424
5.88% 4/15/26	1,010,000	1,036,967
6.50% 7/15/27	146,000	152,205
		33,624,163
Real Estate–0.07%
Kennedy-Wilson 5.88% 4/1/24	550,000	547,250
		547,250
Real Estate Investment Trusts–1.72%
Brookfield Property REIT 5.75% 5/15/26	1,716,000	1,352,328
ESH Hospitality
4.63% 10/1/27	30,000	29,438
5.25% 5/1/25	1,037,000	1,047,370
Iron Mountain
4.50% 2/15/31	844,000	848,655
5.25% 3/15/28	1,649,000	1,717,021
MGM Growth Properties Operating Partnership 4.63% 6/15/25	852,000	869,040
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	1,794,000	1,933,035
RHP Hotel Properties 4.75% 10/15/27	1,430,000	1,317,630
VICI Properties
3.50% 2/15/25	185,000	183,151
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties (continued)
3.75% 2/15/27	470,000	$ 462,142
4.13% 8/15/30	350,000	344,750
4.25% 12/1/26	1,398,000	1,404,501
4.63% 12/1/29	1,061,000	1,083,742
		12,592,803
Retail–2.96%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	2,069,000	2,107,173
Asbury Automotive Group
4.50% 3/1/28	172,000	173,075
4.75% 3/1/30	161,000	162,208
Gap
8.38% 5/15/23	895,000	988,975
8.88% 5/15/27	260,000	295,750
Group 1 Automotive 4.00% 8/15/28	89,000	87,443
IRB Holding 7.00% 6/15/25	415,000	442,494
KFC Holding 5.00% 6/1/24	555,000	569,041
L Brands
6.75% 7/1/36	190,000	186,200
6.88% 7/1/25	141,000	152,280
6.88% 11/1/35	155,000	152,722
9.38% 7/1/25	103,000	118,193
Lithia Motors 4.38% 1/15/31	681,000	688,661
Macy's 8.38% 6/15/25	1,003,000	1,037,032
=Neiman Marcus Group 1.00% 9/24/25	626,781	626,781
Nordstrom 8.75% 5/15/25	775,000	849,226
PetSmart
5.88% 6/1/25	2,391,000	2,447,428
7.13% 3/15/23	2,735,000	2,758,931
Rite Aid
7.50% 7/1/25	823,000	810,655
8.00% 11/15/26	1,134,000	1,132,582
Staples
7.50% 4/15/26	2,528,000	2,329,451
10.75% 4/15/27	1,893,000	1,517,949
Yum! Brands
3.63% 3/15/31	784,000	784,000
4.75% 1/15/30	758,000	816,745
7.75% 4/1/25	380,000	419,900
		21,654,895
Semiconductors–0.93%
AMS 7.00% 7/31/25	390,000	412,788
Entegris 4.38% 4/15/28	1,300,000	1,335,750
Microchip Technology 4.25% 9/1/25	439,000	455,411
ON Semiconductor 3.88% 9/1/28	1,372,000	1,391,311
Qorvo 5.50% 7/15/26	1,477,000	1,566,447

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Sensata Technologies UK Financing 6.25% 2/15/26	1,602,000	$ 1,678,095
		6,839,802
Software–1.08%
Black Knight InfoServ 3.63% 9/1/28	744,000	751,905
BY Crown Parent / BY Bond Finance 4.25% 1/31/26	558,000	568,114
CDK Global 5.25% 5/15/29	1,462,000	1,557,030
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,013,000	1,068,082
Nuance Communications 5.63% 12/15/26	1,505,000	1,587,775
SS&C Technologies 5.50% 9/30/27	2,235,000	2,375,179
		7,908,085
Telecommunications–10.36%
Altice France
7.38% 5/1/26	3,315,000	3,473,789
8.13% 2/1/27	820,000	893,562
Altice France Holding
6.00% 2/15/28	760,000	724,880
10.50% 5/15/27	1,414,000	1,571,308
CenturyLink
4.00% 2/15/27	520,000	528,273
5.13% 12/15/26	1,455,000	1,494,852
6.88% 1/15/28	450,000	505,215
7.50% 4/1/24	667,000	746,773
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,108,653
8.00% 10/15/25	747,000	789,019
CommScope
5.50% 3/1/24	693,000	712,106
6.00% 3/1/26	1,594,000	1,661,586
8.25% 3/1/27	1,824,000	1,896,960
CommScope Technologies
5.00% 3/15/27	485,000	465,600
6.00% 6/15/25	93,000	94,260
Embarq 8.00% 6/1/36	3,775,000	4,469,826
‡Frontier Communications
6.88% 1/15/25	690,000	261,482
7.13% 1/15/23	295,000	112,838
7.63% 4/15/24	385,000	152,556
8.50% 4/1/26	1,898,000	1,915,082
11.00% 9/15/25	1,150,000	483,000
Hughes Satellite Systems 6.63% 8/1/26	679,000	734,814
‡Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,966,585
8.00% 2/15/24	2,226,000	2,259,390
8.50% 10/15/24	3,737,000	2,410,365
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
‡Intelsat Jackson Holdings (continued)
9.75% 7/15/25	1,050,000	$ 687,750
Level 3 Financing
3.63% 1/15/29	552,000	545,100
5.25% 3/15/26	1,293,000	1,339,483
5.38% 1/15/24	346,000	349,183
5.38% 5/1/25	2,627,000	2,706,138
Plantronics 5.50% 5/31/23	1,746,000	1,553,940
Qwest 7.25% 9/15/25	210,000	241,165
Sprint
7.13% 6/15/24	4,648,000	5,348,035
7.63% 2/15/25	1,829,000	2,139,930
7.63% 3/1/26	4,933,000	5,960,963
7.88% 9/15/23	3,985,000	4,565,814
Sprint Capital
6.88% 11/15/28	313,000	389,790
8.75% 3/15/32	5,348,000	7,828,456
Switch 3.75% 9/15/28	353,000	356,530
Telecom Italia Capital
6.00% 9/30/34	325,000	377,387
6.38% 11/15/33	878,000	1,040,755
Telecom Italia SpA 5.30% 5/30/24	630,000	684,117
T-Mobile USA
4.50% 2/1/26	2,405,000	2,478,112
4.75% 2/1/28	1,671,000	1,787,536
5.13% 4/15/25	380,000	388,311
6.00% 4/15/24	1,065,000	1,087,301
6.50% 1/15/26	1,704,000	1,780,680
‡Windstream Services 8.63% 10/31/25	1,165,000	699,000
		75,768,250
Toys Games Hobbies–0.68%
Mattel
5.88% 12/15/27	467,000	502,609
6.75% 12/31/25	4,209,000	4,440,495
		4,943,104
Transportation–0.47%
XPO Logistics
6.13% 9/1/23	1,212,000	1,237,058
6.75% 8/15/24	2,092,000	2,215,846
		3,452,904
Trucking & Leasing–0.21%
DAE Funding
4.50% 8/1/22	549,000	542,824
5.00% 8/1/24	956,000	960,780
		1,503,604
Total Corporate Bonds (Cost $669,006,119)		656,745,060

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–6.10%
•Advanz Pharma Tranche B 1st Lien 6.50% (LIBOR06M + 5.50) 9/6/24	1,191,360	$ 1,154,130
•American Axle and Manufacturing Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 4/6/24	236,522	225,141
•Avaya Tranche B 1st Lien 4.40% (LIBOR01M + 4.25%) 12/15/24	33,603	33,383
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 1.97% (LIBOR03M + 1.75%) 6/1/24	690,153	673,024
•Banijay Entertainment 3.91% (LIBOR01M + 3.75%) 3/1/25	140,000	136,850
•Bausch Health Companies 3.15% (LIBOR01M + 3%) 6/2/25	2,597,549	2,542,897
•Berry Global 2.16% (LIBOR01M + 2%) 10/1/22	350,000	346,664
•Buckeye Partners 2.90% (LIBOR01M + 2.75%) 11/1/26	751,225	736,200
•BWAY Holding Company 3.52% (LIBOR03M + 3.25%) 4/3/24	390,341	365,703
=•California Resources Corporation 10.00% (LIBOR01M + 9%) 1/15/21	3,842,778	3,842,778
•California Resources Corporation 1st Lien 5.75% (LIBOR03M + 4.75%) 12/31/22	4,100,700	1,475,104
•CCM Merger Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 8/9/21	627,971	624,241
•CenturyLink 2.40% (LIBOR01M + 2.25%) 3/15/27	848,029	813,353
•Cincinnati Bell 1st Lien 4.25% (LIBOR01M + 3.25%) 10/2/24	947,840	947,253
•Claire's Stores 6.65% (LIBOR01M + 6.5%) 12/18/26	1,189,040	911,601
•Cornerstone OnDemand 4.41% (LIBOR01M + 4.25%) 4/22/27	640,000	638,266
•CSC Holdings Tranche B 1st Lien 2.40% (LIBOR01M + 2.25%) 1/15/26	364,450	351,618
•Dole Food Company Tranche B 1st Lien 3.75% (LIBOR01M + 2.75%) 4/6/24	768,628	756,299
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ensemble RCM 1st Lien 4.01% (LIBOR03M + 3.75%) 8/1/26	140,679	$ 138,686
•Envision Healthcare Corporation 3.90% (LIBOR01M + 3.75%) 10/10/25	630,000	453,039
=•FGI Operating Company 1st Lien 12.00% (LIBOR03M + 10%) 5/15/22	119,418	59,709
•Getty Images Tranche B 1st Lien 4.69% (LIBOR01M + 4.5%) 2/19/26	1,069,115	994,277
•Graham Packaging Company 4.50% (LIBOR01M + 3.75%) 8/4/27	1,128,000	1,120,014
•Greeneden U.S. Holdings II Tranche B 1st Lien 3.40% (LIBOR01M + 3.25%) 12/1/23	340,566	339,432
•Gulf Finance Tranche B 1st Lien 6.25% (LIBOR01M + 5.25%) 8/25/23	834,714	586,387
•iHeartCommunications 3.15% (LIBOR01M + 3%) 5/1/26	1,503,638	1,423,524
•Informatica 3.40% (LIBOR01M + 3.25%) 2/14/27	305,465	298,354
•Meredith Corporation
2.65% (LIBOR01M + 2.5%) 1/31/25	657,710	632,638
5.25% (LIBOR01M + 2.5%) 1/31/25	1,010,000	992,325
Moran Foods
=∞•0.00% 4/1/23	199,821	199,821
•7.22% (LIBOR03M + 7%) 4/1/24	1,178,409	1,172,517
=•10.97% (LIBOR03M + 10.75%) 10/1/24	761,682	596,625
•MPH Acquisition Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 6/7/23	3,546,420	3,485,634
•Neiman Marcus Group 1st Lien 7.00% (LIBOR01M + 5.5%) 10/25/23	570,753	91,320
•PetSmart 1st Lien 4.50% (LIBOR03M + 3.5%) 3/11/22	1,954,273	1,948,332
•Revlon Consumer Products Corporation Tranche B 1st Lien 4.25% (LIBOR03M + 3.5%) 9/7/23	1,415,055	384,895
•Reynolds Group Holdings 1st Lien 2.90% (LIBOR01M + 2.75%) 2/5/23	597,007	589,025

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Scientific Games International Tranche B5 1st Lien 3.61% (LIBOR06M + 2.75%) 8/14/24	2,006,975	$ 1,883,767
•Shutterfly 7.00% (LIBOR03M + 6%) 9/25/26	744,677	673,702
•SP PF Buyer 4.65% (LIBOR01M + 4.5%) 12/21/25	163,342	146,872
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 10/30/20	438,000	435,810
•Staples 5.25% (LIBOR03M + 5%) 4/16/26	118,665	110,099
•Steinway Musical Instruments 4.75% (LIBOR01M + 3.75%) 2/15/25	512,694	490,264
•Titan Acquisition Limited 3.36% (LIBOR03M + 3%) 3/28/25	300,000	282,657
•T-Mobile USA 3.15% (LIBOR01M + 3%) 4/1/27	2,079,788	2,076,626
•U.S. Renal Care 5.15% (LIBOR01M + 5%) 6/26/26	1,518,496	1,477,117
•UFC Holdings 1st Lien 4.25% (LIBOR06M + 3.25%) 4/29/26	911,028	893,946
•United Natural Foods Tranche B 1st Lien 4.40% (LIBOR01M + 4.25%) 10/22/25	884,240	860,065
•Vertical US Newco 4.57% (LIBOR06M + 4.25%) 7/30/27	877,500	869,199
•Vertiv Group Corporation 3.16% (LIBOR01M + 3%) 3/2/27	473,813	465,758
•Viskase Companies Tranche B 1st Lien 4.25% (LIBOR01M + 3.25%) 1/30/21	800,121	718,308
•Windstream Services Tranche B6 1st Lien 8.25% (LIBOR03M + 5%) 3/30/21	163,256	98,280
•Zayo Group Holdings 3.15% (LIBOR01M + 3%) 3/9/27	1,084,550	1,051,048
Total Loan Agreements (Cost $49,544,147)		44,614,577

Number of Shares
COMMON STOCK–0.69%
†Advanz Pharma	79,626	400,917
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
AMC Entertainment Holdings Class A	8,916	$ 41,994
†Avaya Holdings	22,656	344,371
=†Claire's Stores	1,493	821,150
†Clear Channel Outdoor Holdings	169,362	169,362
†Denbury	12,461	219,314
=†Goodman Networks	22,179	0
†iHeartMedia Class A	5,962	48,411
=†Moran Foods	53,727	53,727
=†MYT Holding	500,510	462,972
=πNeiman Marcus Group	4,207	347,078
Neiman Marcus Group	1,984	364,463
†Penn Virginia	4,465	43,980
Penn Virginia	2,328	22,931
=†Remington Outdoor	9,637	0
=†Telford Offshore	26,723	10,021
Vistra	60,633	1,143,538
†Whiting Petroleum	31,771	549,321
Total Common Stock (Cost $9,863,114)		5,043,550
PREFERRED STOCKS–0.42%
=†Claire's Stores 0.00%	1,081	1,891,750
=†Goodman Networks 0.00%	26,388	264
=†MYT Holding 10.00% 6/7/29	1,259,081	1,208,718
Total Preferred Stocks (Cost $1,553,155)		3,100,732
RIGHTS–0.03%
=†Vistra Energy CVR	188,914	207,805
Total Rights (Cost $0)		207,805
WARRANTS–0.05%
=†iHeartMedia exp 5/01/39 $0.00	44,798	335,985
†Neiman Marcus Group exp $0.00	13,698	137
†Ultra Pete exp 7/14/25 $0.00	65,520	2,293
Total Warrants (Cost $811,849)		338,415
MONEY MARKET FUND–2.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	16,138,797	16,138,797
Total Money Market Fund (Cost $16,138,797)		16,138,797

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.48% (Cost $748,179,705)	$727,585,868

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	3,836,712
NET ASSETS APPLICABLE TO 69,765,972 SHARES OUTSTANDING–100.00%	$731,422,580

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $1,212,272, which represented 0.17% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Neiman Marcus Group	9/22/2020	$106,892	$347,078
MYT Holding	9/25/2020	865,194	865,194
Total		$972,086	$1,212,272

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
PIK–Payment-in-kind
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,396,932	$—*	$1,396,932
Corporate Bonds
Advertising	—	1,627,750	—	1,627,750
Aerospace & Defense	—	7,275,922	—	7,275,922
Airlines	—	4,689,088	—	4,689,088
Apparel	—	527,094	—	527,094
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Manufacturers	$—	$14,554,210	$—*	$14,554,210
Auto Parts & Equipment	—	19,541,154	—	19,541,154
Banks	—	10,669,026	—	10,669,026
Biotechnology	—	1,063,593	—	1,063,593
Building Materials	—	7,435,688	—	7,435,688
Chemicals	—	14,144,830	—	14,144,830
Coal	—	391,020	—	391,020
Commercial Services	—	32,163,863	—	32,163,863
Computers	—	10,791,534	—	10,791,534
Cosmetics & Personal Care	—	757,606	—	757,606
Distribution/Wholesale	—	3,854,982	—	3,854,982
Diversified Financial Services	—	17,869,889	—	17,869,889
Electric	—	7,294,185	3,147	7,297,332
Electrical Components & Equipment	—	9,132,320	—	9,132,320
Electronics	—	1,799,223	—	1,799,223
Energy-Alternate Sources	—	1,030,089	—	1,030,089
Engineering & Construction	—	1,728,110	—	1,728,110
Entertainment	—	19,796,413	—	19,796,413
Environmental Control	—	842,430	—	842,430
Food	—	17,843,964	—	17,843,964
Food Service	—	1,803,425	—	1,803,425
Gas	—	1,849,261	—	1,849,261
Health Care Products	—	4,201,086	—	4,201,086
Health Care Services	—	59,823,742	—	59,823,742
Home Furnishings	—	3,136,269	—	3,136,269
Household Products Wares	—	7,735,923	—	7,735,923
Housewares	—	2,773,047	—	2,773,047
Internet	—	8,467,878	865,194	9,333,072
Iron & Steel	—	2,754,359	—	2,754,359
Leisure Time	—	4,855,064	—	4,855,064
Lodging	—	16,987,602	—	16,987,602
Machinery Construction & Mining	—	2,744,210	—	2,744,210
Machinery Diversified	—	1,728,724	—	1,728,724
Media	—	78,473,863	—	78,473,863
Metal Fabricate & Hardware	—	1,485,825	—	1,485,825
Mining	—	10,105,398	—	10,105,398
Miscellaneous Manufacturing	—	1,118,240	—	1,118,240
Office Business Equipment	—	2,048,304	—	2,048,304
Oil & Gas	—	30,721,974	—	30,721,974
Oil & Gas Services	—	926,157	—	926,157
Packaging & Containers	—	14,600,645	—	14,600,645
Pharmaceuticals	—	21,876,880	—	21,876,880
Pipelines	—	33,624,163	—	33,624,163
Real Estate	—	547,250	—	547,250
Real Estate Investment Trusts	—	12,592,803	—	12,592,803
Retail	—	21,028,114	626,781	21,654,895
Semiconductors	—	6,839,802	—	6,839,802
Software	—	7,908,085	—	7,908,085
Telecommunications	—	75,768,250	—	75,768,250
Toys Games Hobbies	—	4,943,104	—	4,943,104
Transportation	—	3,452,904	—	3,452,904
Trucking & Leasing	—	1,503,604	—	1,503,604
Loan Agreements	—	39,915,644	4,698,933	44,614,577
Common Stock	3,283,677	64,925	1,694,948	5,043,550
Preferred Stocks	—	—	3,100,732	3,100,732
Rights	—	—	207,805	207,805
Warrants	2,430	—	335,985	338,415
Money Market Fund	16,138,797	—	—	16,138,797
Total Investments	$19,424,904	$696,627,439	$11,533,525	$727,585,868

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP JPMorgan High Yield Fund–17